CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Loss	$ (29,326)	$ (32,151)	$ (10,844)
Reconciliation of Net Loss to Net Cash (Used In) Provided by Operating Activities
Depreciation Costs	17,480	16,053	14,379
Amortization of Deferred Finance Costs	359	359	305
Overhaul of Engines Costs and Dry-dock	(341)	(151)	(575)
Foreign currency loss	(12)	31	78
Changes in Operating Assets and Liabilities
Accounts Receivables	(606)	2,485	(872)
Inventory	(270)	(446)	(560)
Prepaid and Other Current Assets	262	2,603	(2,244)
Accounts Payable, Accrued Liabilities and Tax Payable	(1,725)	(5,031)	6,397
Accounts Payable, Related Party	147	(15)	(77)
Net Cash (Used In) Provided by Operating Activities	(14,032)	(16,262)	5,987
Cash Flows from Investing Activities
Investment in Vessels	(830)	(61,583)	(63,529)
Deposits on Contracts paid	0	0	(1,693)
Net Cash Used in Investing Activities	(830)	(61,583)	(65,222)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	48,336	0	(17)
Proceeds from Use of Credit Facility	0	90,000	47,000
Credit Facility Costs	0	0	(1,217)
Repurchase of Treasury Stock	0	(8,513)	(5,590)
Dividends Paid	(4,933)	(5,997)	(21,922)
Net Cash Provided by Financing Activities	43,403	75,490	18,253
Net (Decrease)/Increase in Cash and Cash Equivalents	28,541	(2,355)	(40,982)
Cash and Cash Equivalents at Beginning of Period	2,953	5,339	46,398
Effect of Exchange Rate Changes on Cash and Cash Equivalents	12	(31)	(78)
Cash and Cash Equivalents at the End of Period	31,506	2,953	5,339
Cash Paid for Interest, Net of Amounts Capitalized	4,417	2,803	1,365
Cash Paid for Tax	$ 0	$ 214	$ 0